Stockholders’ Equity (Details) - Schedule of Preferred Stock Outstanding	3 Months Ended
Mar. 31, 2024 shares
Schedule of Preferred Stock Outstanding [Line Items]
Total Aditxt Preferred Shares Outstanding	30,905
Series A Preferred Stock [Member]
Schedule of Preferred Stock Outstanding [Line Items]
Total Aditxt Preferred Shares Outstanding
Series A-1 Convertible Preferred Stock [Member]
Schedule of Preferred Stock Outstanding [Line Items]
Total Aditxt Preferred Shares Outstanding	22,280
Series B Preferred Stock [Member]
Schedule of Preferred Stock Outstanding [Line Items]
Total Aditxt Preferred Shares Outstanding
Series B-1 Convertible Preferred Stock [Member]
Schedule of Preferred Stock Outstanding [Line Items]
Total Aditxt Preferred Shares Outstanding	6,000
Series B-2 Convertible Preferred Stock [Member]
Schedule of Preferred Stock Outstanding [Line Items]
Total Aditxt Preferred Shares Outstanding	2,625
Series C Preferred Stock [Member]
Schedule of Preferred Stock Outstanding [Line Items]
Total Aditxt Preferred Shares Outstanding